SCHEDULE OF NON CONTROLLING INTEREST (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss attributable to the non-controlling interest	$ (32,894)	$ (51,116)	$ (193,372)	$ (496,297)
Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss Subsidiary	(139,004)		(817,151)	(2,089,253)
Net loss attributable to the non-controlling interest	32,894		193,372	496,297
Net loss affecting Bioxytran	(106,110)		(623,780)	(1,592,956)
Accumulated losses	(3,733,291)		(3,594,287)	(2,777,135)
Accumulated losses attributable to the non-controlling interest	784,472		751,578	558,206
Accumulated losses Bioxytran	(2,948,819)		(2,842,709)	(2,218,929)
Net equity non-controlling interest	$ (623,522)		$ (590,628)	$ (397,256)